Stock Bonus Plan - Additional Information (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares, granted	1,603,423	657,673	47,141
Options vesting period	5 years	4 years
Number of unvested stock awards	2,209,714	550,795
Number of unvested stock awards vesting start date	Oct. 01, 2021	Jan. 01, 2021
Number of unvested stock awards vesting end date	May 11, 2026	Dec. 31, 2024
Share-based compensation arrangement by share-based payment award, per share weighted average price of shares purchased		$ 12.80	$ 5.49
Unvested Stock Awards [Member]
Weighted average grant-date fair value of non-vested options outstanding		$ 12.80